INTANGIBLE ASSETS AND GOODWILL - Estimated Amortization Expense (Details)	Dec. 31, 2020 USD ($)
Estimated amortization expense
2021	$ 105,000
2022	105,000
2023	105,000
2024	105,000
2025	105,000
Thereafter	459,375
Intangible Assets, net	$ 984,375